Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets
Current assets
TOTAL ASSETS
Current Liabilities
Accrued expenses and other liabilities	14,704	14,704
Notes payable related parties	29,740
Total current liabilities	44,444	14,704
TOTAL LIABILITIES	44,444	14,704
Stockholders’ Deficit
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding		10,000
Common Stock - $0.001 par value, 1,000,000,000 shares authorized; 445,500,000 and 44,550,000 shares issued and outstanding December 31, 2022 and December 31, 2021	445,500	44,550
Additional paid in capital	149,347	540,297
Accumulated deficit	(639,291)	(609,551)
Total shareholders’ deficit	(44,444)	(14,704)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT